Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Compensation Expense Recognized for Share-Based Awards Granted

Compensation expense recognized for share-based awards granted by YY and Huya, respectively, was as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Share-based compensation expenses
- Related to YY’s Share-based Awards	52,098	10,465	5,833
- Related to Huya Share-based Awards	—	19,473	220,862
- Related to CEO’s Awards	—	10,170	—

Total	52,098	40,108	226,695

Schedule of Share Based Compensation Stock Options Activity

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
As at January 1, 2016 and December 31, 2016	—	—	—	—

Granted	11,737,705	2.5500
Forfeited	(18,000)	2.5500

As at December 31, 2017	11,719,705	2.5500	9.75	2,227

Granted	6,138,353	2.4672
Forfeited	(75,000)	2.5500
Canceled	(262,503)	2.5500

As at December 31, 2018	17,520,555	2.5210	8.82	227,049

Expected to vest at December 31, 2018	13,982,830	2.5338	8.87	181,024

Exercisable as of December 31, 2018	2,736,927	2.4572	8.63	35,642

Share Based Payment Award Stock Options Valuation Assumptions

Prior to the completion of the IPO, the Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	2017		2018
Weighted average fair value per option granted	US$	1.3798	US$	5.2130
Weighted average exercise price	US$	2.55	US$	2.47
Risk-free interest rate (1)		2.25%		2.83%
Expected term (in year) (2)		10		10
Expected volatility (3)		55%		55%
Dividend yield (4)		—		—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)

The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Summary of Restricted Share Units Activity

The following table summarizes the activity of restricted share units for the year ended December 31, 2018:

	Number of restricted share units	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2016, December 31, 2016 and 2017	—	—

Granted	4,193,685	9.0242
Forfeited	(76,500)	7.1600
Vested	(10,000)	19.5900

Outstanding, December 31, 2018	4,107,185	9.0331

Expected to vest at December 31, 2018	3,795,535	8.9944